Exempt Party-In-Interest Transactions - Narrative (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant-directed investments at fair value	$ 292,846,768	$ 224,194,781
Newmark Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant-directed investments at fair value	$ 10,853,909	$ 7,582,090